       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 1999
                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 4
                                                                             /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /


                                AMENDMENT NO. 6                              /X/

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (EXACT NAME OF REGISTRANT)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

      1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana 46802
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (219) 455-2000

Elizabeth A. Frederick, Esquire            Kimberly J. Smith, Esquire
1300 S. Clinton St.                        Sutherland Asbill &
Ft. Wayne, IN 46802                          Brennan LLP
                                           1275 Pennsylvania Ave. N.W.
                                           Washington, DC 20004
(NAME AND ADDRESS OF
 AGENT FOR SERVICE)



Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b) of Rule 485


/ /  on May 1, 1999, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on            pursuant to paragraph (a)(1) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
("LINCOLN LIFE")

DELAWARE-LINCOLN CHOICEPLUS VARIABLE ANNUITY CONTRACTS
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


SUPPLEMENT DATED DECEMBER 17, 1999 TO THE PROSPECTUS DATED MAY 1, 1999


This supplement describes certain changes to the VARIABLE ANNUITY ACCOUNT ("VAA"), available for allocation of PURCHASE PAYMENTS under the Delaware-Lincoln ChoicePlus Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Contract prospectus for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.


ON FEBRUARY 22, 2000, LINCOLN LIFE IS CLOSING 8 INVESTMENT OPTIONS UNDER THE CONTRACTS. SEE "DELETION OF INVESTMENTS OPTIONS AVAILABLE UNDER THE CONTRACTS" ON PAGE 4 BELOW.


ADDITIONS TO THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS

ON OR ABOUT FEBRUARY 22, 2000, 14 additional investment options (each a "New Fund" and together the "New Funds") will be available under the Contracts. At that time, the New Funds may not be available in all states. Please contact your investment dealer for current information. The New Funds are listed below:

AIM Variable Insurance Funds, Inc.:
- AIM V.I. Capital Appreciation Fund

American Variable Insurance Series (Class 2):
- AVIS Global Small Capitalization Fund
- AVIS Growth Fund
- AVIS International Fund
- AVIS Growth-Income Fund

Delaware Group Premium Fund, Inc.:
- Delaware Premium Select Growth Series

Franklin Templeton Variable Insurance Products Trust (Class 2):
- Franklin Small Cap Securities Fund
- Franklin Mutual Shares Securities Fund
- Templeton Global Growth Fund

Templeton Variable Products Series Fund (Class 2):
- Templeton International Fund

Alliance Variable Products Series Fund (Class B):
- Alliance Premier Growth Portfolio
- Alliance Growth and Income Portfolio
- Alliance Growth Portfolio
- Alliance Technology Portfolio

EXPENSE TABLES


All Expense Table information regarding Summary of contractowner expenses, Annual contract fee, and VAA annual expenses also applies to the New Funds. The following Expense Table information regarding the New Funds should be added to the annual expenses of the funds for the year-ended December 31, 1998 included in the Contract prospectus:


                                                   MANAGEMENT                             OTHER                  TOTAL FUND
                                                   FEES                                   EXPENSES               EXPENSES
                                                   (AFTER ANY         +               +   (AFTER ANY         =   (AFTER ANY
                                                   WAIVER/                12B-1           WAIVER/                WAIVER/
                                                   REIMBURSEMENTS)        FEES            REIMBURSEMENTS)        REIMBURSEMENTS)
                                                   ---------------        --------        ---------------        ---------------
AIM V.I. Capital Appreciation....................        0.62%              0.00%               0.05%                  0.67%
AVIS Global Small Capitalization (class 2)(1)....        0.79               0.25                0.03                   1.07
AVIS Growth (class 2)............................        0.40               0.25                0.01                   0.66
AVIS International (class 2).....................        0.57               0.25                0.09                   0.91
AVIS Growth-Income (class 2).....................        0.35               0.25                0.01                   0.61
Delaware Premium Select Growth(2)................        0.68               0.00                0.17                   0.85
Franklin Small Cap (class 2)(3)..................        0.75               0.25                0.02                   1.02
Franklin Mutual Shares (class 2)(3)..............        0.75               0.25                0.05                   1.05
Templeton Global Growth (class 2)(3).............        0.83               0.25                0.05                   1.13
Templeton International (class 2)(4).............        0.69               0.25                0.17                   1.11
Alliance Premier Growth(5).......................        0.97               0.25                0.09                   1.31
Alliance Growth and Income.......................        0.63               0.25                0.10                   0.98
Alliance Growth..................................        0.75               0.25                0.12                   1.12
Alliance Technology(5)...........................        0.81               0.25                0.14                   1.20

(1) These expenses are annualized. The fund began operations on April 30, 1998.

(2) The Select Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The investment advisor for the Select Growth Series is Delaware Management Company, Inc. ("Delaware Management"). Effective May 1, 1999 through April 30, 2000, the investment advisor for the Series of DGPF has agreed voluntarily to waive its management fees and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85% for the Select Growth Series. The fee ratio shown above has been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 1999. The declaration of a voluntary expense limitation does not bind the investment adviser to declare future expense limitations with respect to the Fund.

(3) Because Franklin Templeton Variable Insurance Products Trust Class 2 shares are new, the figures above (other than 12b-1 fees) are estimates based on the historical expenses of each fund's Class 1 shares. Class 2 shares have a distribution plan, which is described in the funds' prospectuses. The fund administration fee is a direct expense for the Mutual Shares Securities Fund; Franklin Small Cap and Templeton Global Growth Funds pay for similar services indirectly through the management fee.

(4) Class 2 Shares have a distribution plan which is describe in the funds prospectus.

(5) Management Fees are stated net of waivers and/or reimbursements. Absent fee waivers and/or reimbursements, the fee paid to Alliance by the Portfolio, as a percentage of average net assets, would have been: 1.00% for Premier Growth and Technology.

THE NEW FUNDS: Information about the New Funds, including their investment objectives and investment management, is contained below:

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth. A I M Advisors, Inc. serves as the Fund's investment advisor.


AVIS GLOBAL SMALL CAPITALIZATION FUND (CLASS 2) -- Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.



AVIS GROWTH FUND (CLASS 2) -- Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.



AVIS INTERNATIONAL FUND (CLASS 2) -- Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.



AVIS GROWTH-INCOME FUND (CLASS 2) -- Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income. Capital Research and Management Company serves as the Fund's investment advisor.


DELAWARE PREMIUM SELECT GROWTH SERIES -- Seeks long-term capital appreciation by primarily investing in common stocks of companies that have the potential for high earnings growth. Companies of any size are considered, as long as they are larger than $300 million in market capitalization. Delaware Management Company serves as the Fund's investment advisor.

FRANKLIN SMALL CAP SECURITIES FUND (CLASS 2) -- Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase. Franklin Advisers, Inc. serves as the Fund's investment advisor.

FRANKLIN MUTUAL SHARES SECURITIES FUND (CLASS 2) -- Seeks capital appreciation with income as a secondary goal. It invests primarily in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria. Franklin Mutual Advisers, LLC serves as the Fund's investment advisor.

TEMPLETON GLOBAL GROWTH FUND (CLASS 2) -- Seeks long-term capital growth. It invests primarily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.

TEMPLETON INTERNATIONAL FUND (CLASS 2) -- Seeks long-term capital growth. It invests primarily in equity securities of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as the Fund's investment advisor.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Alliance Capital Management, L.P. serves as the Fund's investment advisor.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities. Alliance Capital Management, L.P. serves as the Fund's investment advisor.

ALLIANCE GROWTH PORTFOLIO (CLASS B) -- Seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment advisor.

ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment advisor.

Some advisors and/or distributors, or an affiliate may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).


ADDITIONAL INFORMATION ABOUT THE NEW FUNDS, THEIR INVESTMENT POLICIES, RISKS, FEES AND EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS, CAN BE FOUND IN THE PROSPECTUSES FOR THE NEW FUNDS, WHICH WILL BE AVAILABLE FROM LINCOLN LIFE ON OR BEFORE FEBRUARY 22, 2000. THESE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.


DELETION OF INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS


The following eight investment options will no longer be available for allocation of PURCHASE PAYMENTS under Contracts issued on or after February 22, 2000. However, contract owners who purchased a Contract prior to February 22, 2000 may continue to allocate PURCHASE PAYMENTS or CONTRACT VALUE to these investment options.


Delaware Group Premium Fund, Inc.:
- Delaware Premium Devon Series

- Delaware Premium International Equity Series


Dreyfus Variable Investment Fund:
- Dreyfus Small Cap Portfolio

Kemper Variable Series:
- Kemper Small Cap Growth Portfolio
- Kemper Government Securities Portfolio

Liberty Variable Investment Trust:
- Colonial U.S. Growth & Income Fund

OCC Accumulation Trust:
- OCC Global Equity Portfolio
- OCC Managed Portfolio

ADDITIONAL INFORMATION

Effective June 1, 1999, the Liberty Variable Investment Trust, Colonial U.S. Stock Fund, changed to Liberty Variable Investment Trust, Colonial U.S. Growth & Income Fund.

On Page 19 under "Commissions", the first sentence has been replaced in its entirety with the following:

The commissions paid to dealers are a maximum of 7.0% of each PURCHASE PAYMENT.


ACQUISITIONS AND SALES OF SUBSIDIARIES



In October 1999, the Company and LLANY transferred a block of direct individual disability income business to MetLife. Under the indemnity reinsurance agreement, MetLife will provide administrative services and assume liability for the Company's approximately $65 million of annual disability income premium. At closing, the Company transferred cash equal to statutory reserves, net of ceding commissions of approximately $500 million.

                               Part A - Prospectus
       Incorporated herein by reference to Post-Effective Amendment No. 3 dated May 1, 1999

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
("LINCOLN LIFE")


DELAWARE-LINCOLN CHOICEPLUS VARIABLE ANNUITY CONTRACTS
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


SUPPLEMENT DATED DECEMBER 17, 1999 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999



This supplement provides performance information in conjunction with certain changes to the VARIABLE ANNUITY ACCOUNT available for allocation of PURCHASE PAYMENTS under the Delaware-Lincoln ChoicePlus Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Contract Statement of Additional Information for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.



The following eight investment options will no longer be available for allocation of PURCHASE PAYMENTS under Contracts issued on or after February 22, 2000. However, Contract owners who purchased a Contract prior to February 22, 2000 may continue to allocate PURCHASE PAYMENTS or CONTRACT VALUE to these investment options. The eight investment options are:



Delaware Group Premium Fund, Inc.:


- Delaware Premium Devon Series


- Delaware Premium International Equity Series



Dreyfus Variable Investment Fund:


- Dreyfus Small Cap Portfolio



Kemper Variable Series:


- Kemper Government Securities Portfolio


- Kemper Small Cap Growth Portfolio



Liberty Variable Investment Trust:


- Colonial U.S. Growth & Income Fund



OCC Accumulation Trust:


- OCC Global Equity Portfolio


- OCC Managed Portfolio


ON OR ABOUT FEBRUARY 22, 2000, 14 additional investment options will be available under the Contracts: AIM


Variable Insurance Funds, Inc.: AIM V.I. Capital Appreciation Fund; American Variable Insurance Series (Class 2): AVIS Global Small Capitalization Fund, AVIS Growth Fund; AVIS International Fund and; AVIS Growth-Income Fund; Delaware Group Premium Fund, Inc.: Delaware Premium Select Growth Series; Franklin Templeton Variable Insurance Products Trust (Class 2): Franklin Small Cap Securities Fund; Franklin Mutual Shares Securities Fund and; Templeton Global Growth Fund; Templeton Variable Products Series Fund (Class 2): Templeton International Fund; Alliance Variable Products Series Fund (Class B): Alliance Premier Growth Portfolio; Alliance Growth and Income Portfolio; Alliance Growth Portfolio and; Alliance Technology Portfolio (together the "New Funds"). Each New Fund is available through a new subaccount in the VAA. ADDITIONAL INFORMATION ABOUT THE NEW FUNDS, THEIR INVESTMENT POLICIES, RISKS, FEES AND EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS, CAN BE FOUND IN THE PROSPECTUSES FOR THE NEW FUNDS, WHICH WILL BE AVAILABLE FROM LINCOLN LIFE ON OR BEFORE FEBRUARY 22, 2000. THESE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.



The following performance information should be added to the performance information included in the Contract Statement of Additional Information.

SUBACCOUNT PERFORMANCE

The Average Annual Total Return is not available for the new subaccounts, because they will not commence operations until approximately February 22, 2000.

HISTORICAL FUND PERFORMANCE ADJUSTED FOR VAA AND CONTRACT FEES AND CHARGES.


Performance information for the periods prior to the date the subaccounts commenced operations will be calculated based on the performance of the New Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the New Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as nonstandardized performance data. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and Principal value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.


The following information is hereby added to the Nonstandard performance data -- Subaccounts of Account N table:

TYPE OF PERFORMANCE DATA


                                    YTD         1-YEAR      3-YEAR       5-YEAR      10-YEAR                  AS IF
SUBACCOUNTS                       12/31/98     12/31/98   (12/31/98)   (12/31/98)   (12/31/98)   LIFETIME   COMMENCED
-----------                     ------------   --------   ----------   ----------   ----------   --------   ----------
AIM V.I. Cap. Appr............     17.64%       17.64%      15.19%       15.63%       N/A         17.13%     05/05/93
AVIS Global Small Cap.........     N/A           N/A        N/A          N/A          N/A          1.31%     04/30/98
AVIS Growth...................     33.36%       33.36%      23.74%       19.80%       17.23%      15.85%     02/08/84
AVIS International............     19.24%       19.24%      13.51%       10.46%       N/A          9.52%     05/01/90
AVIS Growth-Income............     16.45%       16.45%      18.68%       17.21%       14.12%      14.26%     02/08/84
DGPF Select Growth............     N/A           N/A        N/A          N/A          N/A          N/A       05/03/99
Franklin Small Cap............     (2.45%)      (2.45%)     12.79%       N/A          N/A         12.78%     11/01/95
Franklin Mutual Shares........     (1.40%)      (1.40%)     N/A          N/A          N/A          7.98%     11/08/96
Templeton International.......      7.69%        7.69%      13.89%       10.01%       N/A         12.34%     05/01/92
Templeton Global Growth.......      7.35%        7.35%      12.77%       N/A          N/A         10.62%     03/15/94
Alliance Premier Growth.......     45.55%       45.55%      32.25%       25.76%       N/A         23.38%     06/26/92
Alliance Growth & Income......     18.91%       18.91%      22.51%       19.20%       N/A         14.10%     01/14/91
Alliance Growth...............     26.62%       26.62%      26.96%       N/A          N/A         27.63%     09/15/94
Alliance Technology...........     61.11%       61.11%      N/A          N/A          N/A         22.61%     01/11/96

             Part B - Statement of Additional Information ("SAI")
       Incorporated herein by reference to Post-Effective Amendment No. 3 dated May 1, 1999

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) List of Financial Statements


    1. Part A -- The Table of Condensed Financial Information was included in Part A of the Post-Effective Amendment to the Registration Statement and is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.


    2. Part B -- The following Financial Statements for the Variable Account were included in Part B of the Post-Effective Amendment to the Registration Statement and are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on
       April 29, 1999.

       Statement of Assets and Liability -- December 31, 1998
       Statement of Operations -- Year ended December 31, 1998
       Statements of Changes in Net Assets -- Year ended December 31, 1998 Notes to Financial Statements --
       Report of Ernst & Young LLP, Independent Auditors

    Part B -- The following statutory-basis financial statements of The Lincoln National Life Insurance Company were included in the SAI of the Post-Effective Amendment and are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

        Balance Sheets -- Statutory Basis -- December 31, 1998, 1997 and 1996

        Statements of Operations -- Statutory Basis -- Years ended December 31, 1998, 1997, and 1996

        Statements of Changes in Capital and Surplus -- Statutory Basis -- Years ended December 31, 1998, 1997, and 1996

        Statements of Cash Flows -- Statutory Basis -- Years ended December 31, 1998, 1997 and 1996.

        Notes to Statutory-Basis Financial Statements.

        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (b) Wholesale Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (c) Amendment to Selling Group is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (d)  Amendment to Schedule A of Selling Group dated October 15, 1999


       (e)  "Form of" Amendment to Wholesale Agreement

     (4)
       The Lincoln National Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (a) Settlement Contract Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (b) Form of Income Contract Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (c) Nursing Care Waiver of Surrender/Withdrawal Charges Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (d) Section 403(b) Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (e) Section 457 Government Deferred Compensation Plan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (f) IRA Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (g) Roth IRA Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (h) Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

     (5)
       Application for the Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (333-40937) Filed on November 9, 1998.

     (7)
       Not Applicable.

     (8) Fund Participation Agreements

      Agreements between The Lincoln National Life Insurance Company and:

       (i) AIM Variable Insurance Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


           (a) Amendment to AIM FPA is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


           (b) Exhibit to AIM FPA is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


           (c) Amendment No. 3 to AIM FPA dated October 14, 1999.


       (ii)BT Insurance Funds Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


           (a) Amendment to BT FPA is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

       (iii)
           Delaware Group Premium Fund, Inc. is incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

           (a) Amendment to Schedule 2 Dated October, 15 1999.

           (b) Amendment to Schedule 1 dated May 1, 1999.

       (iv)Dreyfus Variable Investment Fund is incorporated herein by reference to Registration Statement on Form N-4 (333-05815) filed on September 26, 1996.

       (v) Form of Agreement Investors Fund Series is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed November 9, 1998.

       (vi) Liberty Variable Investment Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (vii)
           Lincoln National Bond Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


           (a) Amendment to Bond FPA is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on
               April 29, 1999.


       (viii)
           Lincoln National Money Market Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


           (a) Amendment to MM FPA is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on
               April 29, 1999.

       (ix)Variable Insurance Products Fund is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 26, 1996.

       (x) Variable Insurance Products Fund III is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (xi)MFS-Registered Trademark- Variable Insurance Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999


       (xii)
           OCC Accumulation Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


       (a) Amendment to OCC FPA is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on
           April 29, 1999.

       (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Flexible Premium Variable Life Account F, Form S-6 (333-40745) filed November 21, 1997.

       (xiii) American Variable Insurance Series FPA.

       (xiv) "Form of" Alliance FPA.

       (xv) Templeton FPA


       (a) Amendment to Templeton FPA dated May 1, 1999.
       (b) Amendment to Templeton FPA dated October 15, 1999.

       (C) Amendment to Templeton FPA dated December, 1999.

     (9)
       Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

    (10)
       Consent of Ernst & Young LLP, Independent Auditors

    (11)
       Not Applicable.

    (12)
       Not Applicable.

    (13)
       Schedule for Computation of Performance Results.

    (14)
       Not Applicable.

    (15)
      (a) Organizational Chart of The Lincoln National Insurance Holding Company System is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

      (b) Books and Records Report is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

    (16)

      (a) Power of Attorney - Gabriel L. Shaheen is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

    (16)

      (b) Power of Attorney - Lawrence T. Rowland is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

    (16)

      (c)  Power of Attorney - Keith J. Ryan

    (16)

      (d) Power of Attorney - H. Thomas McMeekin is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

    (16)

      (e) Power of Attorney - Richard C. Vaughn is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

    (16)

      (f) Power of Attorney - Jon A. Boscia is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

      (g)  Power of Attorney - Todd R. Stephenson.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------  ---------------------------------------------
Jon A. Boscia**                 President and Director
John H. Gotta****               Senior Vice President
Stephen H. Lewis*               Senior Vice President

H. Thomas McMeekin*****         Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Lawrence T. Rowland***          Executive Vice President and Director
Keith J. Ryan*                  Vice President, Controller and Chief Accounting
                                Officer
Todd R. Stephenson*             Senior Vice President, Chief Financial Officer
                                and Assistant Treasurer
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Roy V. Washington*              Vice President and Chief Compliance Officer



          * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506.

         ** Principal business address is Centre Square, West Tower 1500 Market St., Suite 3900 Philadelphia, PA 19102-2112

        *** Principal business address is 1700 Magnovox Way, One Reinsurance Place, Fort Wayne, Indiana 46804-1538.

       ****  Principal business address is 350 Church Street, Hartford, CT
             06103.




      ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of October 31, 1999 there were 4,584 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account Q; Lincoln Nation Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 1998.


       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None             $7,306          None            0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    See Exhibit 15(b): Books and Records Report.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES


    (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused the Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 17th day of December, 1999.



                                         LINCOLN LIFE VARIABLE ANNUITY
                                         ACCOUNT N (Delaware-Lincoln ChoicePlus)
                                         (Registrant)



                                         By:        /s/ DENIS G. SCHWARTZ

                                            -----------------------------------
                                                      Denis G. Schwartz
                                                SECOND VICE PRESIDENT, LNL
                                                         (TITLE)


                                         By:      THE LINCOLN NATIONAL LIFE
                                                     INSURANCE COMPANY
                                                        (Depositor)


                                         By:        /s/ STEPHEN H. LEWIS

                                            -----------------------------------
                                                     Stephen H. Lewis
                                             (SIGNATURE-OFFICER OF DEPOSITOR)
                                               SENIOR VICE PRESIDENT, LNL
                                                          (TITLE)

    (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                    TITLE                           DATE
---------------------------------------------  --------------------------------------  --------------------
    *
    ------------------------------------
              Lawrence T. Rowland              Executive Vice President and Director       December 17, 1999

    **                                         Vice President and Controller,              December 17, 1999
    ------------------------------------        (Principal Accounting Officer)
              Keith J. Ryan

    **
    ------------------------------------       Senior Vice President,                      December 17, 1999
              Todd R. Stephenson               Chief Financial Officer
                                               and Assistant Treasurer (Principal
                                               Financial Officer)

    *
    ------------------------------------
              H. Thomas McMeekin               Director                                     December 17, 1999

    *
    ------------------------------------
              Richard C. Vaughan               Director                                     December 17, 1999

          /s/ JON A. BOSCIA
    ------------------------------------
              Jon A. Boscia                    President and Director                       December 17, 1999
                                               (Principal Executive Officer)

    *By:  /s/ STEVEN M. KLUEVER                Pursuant to a Power of Attorney              December 17, 1999
    ------------------------------------       filed with amendment No. 3 to
              Steven M. Kluever                the Registration Statement

   **By:  /s/ STEVEN M. KLUEVER                Pursuant to a Power of Attorney              December 17, 1999
    ------------------------------------       filed with amendment No. 4 to
              Steven M. Kluever                the Registration Statement